RELATED PARTY TRANSACTIONS - Lease balances and transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Total operating lease assets	¥ 77,697	¥ 136,215
Total operating lease liabilities	79,759	133,339
Total operating lease cost	18,267	18,507	¥ 1,578
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Operating lease liabilities, current	4,284	8,213
Operating lease liabilities, non-current	75,449	125,075
Total operating lease cost	18,092	18,358	1,529
Yuanjing Mingde | Store leases
RELATED PARTY TRANSACTIONS
Total operating lease assets	77,625	136,164
Ziroom
RELATED PARTY TRANSACTIONS
Operating lease liabilities, current	26	51
Total operating lease cost	175	100	49
Ziroom | Administrative office leases
RELATED PARTY TRANSACTIONS
Total operating lease assets	72	51
Brokerage firms
RELATED PARTY TRANSACTIONS
Total operating lease cost	¥ 0	¥ 49	¥ 0